Schedule IV	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Abstract]
Schedule IV

Schedule IV
Jackson Financial Inc.
Reinsurance
For the Years Ended December 31, 2022, 2021, and 2020
(In millions)

					% Amount
					Assumed to
	Gross Amount	Ceded	Assumed	Net Amount	Net
December 31, 2022
Life insurance in-force	$86,792	$49,007	$15,976	$53,761	29.7%
Insurance premium
Life insurance	$325	$228	$37	$134	27.6%
Accident and health	25	28	3	—
Payout annuity	10	—	—	10
Annuity guaranteed benefits	—	12	—	(12)
Total insurance premium	$360	$268	$40	$132	30.3%

December 31, 2021
Life insurance in-force	$105,704	$63,548	$16,358	$58,514	28.0%
Insurance premium
Life insurance	$354	$247	$38	$145	26.2%
Accident and health	38	42	4	—
Payout annuity	15	—	—	15
Annuity guaranteed benefits	—	12	—	(12)
Total insurance premium	$407	$301	$42	$148	28.4%

December 31, 2020
Life insurance in-force	$118,328	$72,188	$17,034	$63,174	27.0%
Insurance premium
Life insurance	$273	$142	$42	$173	24.3%
Accident and health	36	41	5	—
Payout annuity	27	—	—	27
Annuity guaranteed benefits	—	13	—	(13)
Total insurance premium	$336	$196	$47	$187	25.1%